Nature of Expense (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement Nature of Expense [Line Items]
Employee benefits	₨ 33,802	₨ 33,562	₨ 32,149
Depreciation expense	8,640	8,362	8,285
Amortisation expense	3,832	3,828	3,425
Cost of revenues [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	10,643	10,644	10,434
Depreciation expense	6,366	6,484	6,331
Amortisation expense	175	284	264
Selling, general and administrative expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	18,658	18,291	17,004
Depreciation expense	1,294	801	854
Amortisation expense	3,547	3,421	3,029
Research and development expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	4,501	4,627	4,711
Depreciation expense	980	1,077	1,100
Amortisation expense	₨ 110	₨ 123	₨ 132